Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous liabilities [abstract]
Payments to be processed	R$ 1,965,076	R$ 1,896,283
Provisions for salaries, vacations and other labor charges	229,465	206,392
Lease financial liabilities (Note 24 a)	118,550	113,690	R$ 120,395
Pending settlements	108,383	50,202
Other liabilities	207,636	116,365
Other liabilities	R$ 2,629,110	R$ 2,382,932